Significant accounting policies (Policies)	3 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Line Items]
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory

Basis of preparation

The consolidated financial statements (the financial statements) of UBS AG and its subsidiaries (together “UBS AG”) are prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), and are presented in US dollars (USD), which is also the functional currency of UBS AG’s Head Office, UBS AG’s London Branch and UBS AG’s US-based operations. These interim financial statements are prepared in accordance with IAS 34, Interim Financial Reporting.

In preparing these interim financial statements, the same accounting policies and methods of computation have been applied as in the UBS AG consolidated annual financial statements for the period ended 31 December 2018, except for the changes described in this note. These interim financial statements are unaudited and should be read in conjunction with UBS AG’s audited consolidated financial statements included in the Annual Report 2018. In the opinion of management, all necessary adjustments were made for a fair presentation of UBS AG’s financial position, results of operations and cash flows.

Preparation of these interim financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and such differences may be material to the financial statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information on areas of estimation uncertainty that are considered to require critical judgment, refer to “Note 1a Significant accounting policies” in the “Consolidated financial statements” section of the Annual Report 2018.

Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors Explanatory

Adoption of IFRS 16, Leases

Application and transition effect

Effective from 1 January 2019, UBS AG adopted IFRS 16, Leases, which replaced IAS 17, Leases, and sets out the principles for the recognition, measurement, presentation and disclosure of leases.

IFRS 16 introduces a single lessee accounting model and fundamentally changes how UBS AG accounts for operating leases when acting as a lessee, with a requirement to record a right-of-use asset and lease liability on the balance sheet. UBS AG is a lessee in a number of leases, primarily of real estate, including offices, retail branches and sales offices, with a smaller number of IT hardware leases. As permitted by the transitional provisions of IFRS 16, UBS AG elected to apply the modified retrospective approach and has not restated comparative figures. Overall, adoption of IFRS 16 resulted in a USD 3.4 billion increase in both total assets and total liabilities in UBS AG’s consolidated financial statements. There was no effect on equity.

  Refer to the tables on the next page for more information

UBS AG applied the following practical expedients that are permitted on transition to IFRS 16 where UBS AG is the lessee in a lease previously classified as an operating lease:

  to not reassess whether or not a contract contained a lease;
  to rely on previous assessments of whether such contracts were considered onerous;
  to rely on previous sale-and-leaseback assessments;
  to adjust lease terms with the benefit of hindsight with respect to whether extension or termination options are reasonably certain of being exercised;
  to discount lease liabilities using UBS AG’s incremental borrowing rate in each currency as at 1 January 2019;
  to initially measure the right-of-use asset at an amount equal to the lease liability for leases previously classified as operating leases, adjusted for existing lease balances such as rent prepayments, rent accruals, lease incentives and onerous lease provisions, but excluding initial direct costs; and
  to not apply IFRS 16 to leases whose remaining term will end within 12 months from the transition date.

The measurement of leases previously classified as finance leases, where UBS AG acts as lessee, has not changed on transition to IFRS 16. Similarly UBS AG has made no adjustments where UBS AG acts as lessor, in either a finance or operating lease, of physical assets it owns. Where UBS AG acts as an intermediate lessor, i.e., where UBS AG enters into a head lease and subleases the asset to a third party, the sublease has been classified as either a finance or operating lease based primarily on whether the sublease term consumes the majority of the remaining useful life of the right-of-use asset arising from the head lease as at the transition date.

Lease liabilities are presented within Other financial liabilities measured at amortized cost and right-of-use assets within Property, equipment and software. Finance lease receivables are included within Other financial assets measured at amortized cost. Due to the practical expedients taken on transition, there was no effect on equity. The weighted average lease term at 1 January 2019 was approximately 9 years.

During the second quarter the depreciation charge for right-of-use assets presented within Depreciation and impairment of property, equipment and software was USD 113 million (first quarter of 2019: USD 113 million). The interest charge on lease liabilities presented within Interest expense from financial instruments measured at amortized cost was USD 30 million (first quarter of 2019: USD 30 million) and other rent expenses (including non-lease components paid to landlords) presented within General and administrative expenses were USD 12 million (first quarter of 2019: USD 16 million). This compares with a total rent expense presented in General and administrative expenses of USD 143 million and USD 147 million for the quarters ended 30 June 2018 and 31 March 2018, respectively.

Update to significant accounting policy – Leasing (disclosed in Note 1a item 15, Leasing in the financial statements 2018)

UBS AG predominantly enters into lease contracts, or contracts that include lease components, as a lessee of real estate, including offices, retail branches and sales offices, with a small number of IT hardware leases. UBS AG identifies non-lease components of a contract and accounts for them separately from lease components.

When UBS AG is lessee in a lease arrangement, UBS AG recognizes a lease liability and corresponding right-of-use (RoU) asset at the commencement of the lease term when UBS AG acquires control of the physical use of the asset. Lease liabilities are presented within Other financial liabilities measured at amortized cost and RoU assets within Property, equipment and software. The lease liability is measured based on the present value of the lease payments over the lease term, discounted using UBS AG’s unsecured borrowing rate given the rate implicit in a lease is generally not observable to the lessee. Interest expense on the lease liability is presented within Interest expense from financial instruments measured at amortized cost. The RoU asset is recorded at an amount equal to the lease liability but is adjusted for rent prepayments, initial direct costs, any costs to refurbish the leased asset or lease incentives received. The RoU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset, with the depreciation presented within Depreciation and impairment of property, equipment and software.

Lease payments generally include fixed payments and variable payments that depend on an index (such as an inflation index). When the lease contains an extension or termination option that UBS AG considers reasonably certain to be exercised, the expected rental payments or costs of termination are included within the lease payments used to generate the lease liability. UBS AG does not typically enter into leases with purchase options or residual value guarantees.

Where UBS AG acts as lessor or sublessor under a finance lease, a receivable is recognized in Other financial assets measured at amortized cost at an amount equal to the present value of the aggregate of the lease payments plus any unguaranteed residual value that UBS AG expects to recover at the end of the lease term. Initial direct costs are also included in the initial measurement of the lease receivable. Lease payments received during the lease term are allocated as repayments of the outstanding receivable. Interest income reflects a constant periodic rate of return on UBS AG’s net investment using the interest rate implicit in the lease (or for subleases, the rate for the head lease). UBS AG reviews the estimated unguaranteed residual value annually, and if the estimated residual value to be realized is less than the amount assumed at lease inception, a loss is recognized for the expected shortfall. Where UBS AG acts as a lessor or sublessor in an operating lease, UBS AG recognizes the operating lease income on a straight-line basis over the lease term.

Lease receivables are subject to impairment requirements as set out in point g. in “Note 1a item 3 Financial instruments.” Expected credit losses (ECL) on lease receivables are determined following the general impairment model within IFRS 9, Financial Instruments, without utilizing the simplified approach of always measuring impairment at the amount of lifetime ECL.

Changes in Corporate Center segment reporting, cost and resource allocation to business divisions

Effective from 1 January 2019, UBS AG made changes to Corporate Center segment reporting, as well as cost and resource allocation to business divisions.

  Refer to “Note 2 Segment reporting” for more information

Presentation of dividend income and expense from financial instruments measured at fair value through profit or loss

Effective from 1 January 2019, UBS AG refined the presentation of dividend income and expense. This resulted in a reclassification of dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss (prior to 1 January 2019: Other net income from fair value changes on financial instruments). The change aligns the presentation of dividends with related fair value changes from the equity instruments and economic hedges removing volatility that has historically arisen within both Net interest income and Other net income from fair value changes on financial instruments. There is no effect on Total operating income or Net profit / (loss). Prior periods have been restated for this presentational change and the effect on the respective reporting lines is outlined in the table below.